UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 1999

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):  [    ] is a restatement.
					  [    ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:		Preservation Capital Management
Address:		1044 Main Street, Suite 500
			Kansas City, MO 64105

Form 13F File Number: 28-7238

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	David L. Sederholm
Title:	President
Phone:	816-474-7737

Signature, Place, and Date of Signing:

David L. Sederholm		Kansas City, Missouri	July 19, 1999

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings are reported in
this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND
EXCHANGE ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	77

Form 13F Information Table Value Total:	$91806
								(thousands)


List of Other Included Managers:

None

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Airborne Freight               COM              009266107      277     9990 SH       SOLE                     9990
Alaska Air                     COM              011659109      374     8950 SH       SOLE                     8950
American Bankers Insurance Gro COM              024456105     1034    19000 SH       SOLE                    19000
American International Group,  COM              026874107     1887    16091 SH       SOLE                    16091
Amgen Inc.                     COM              031162100     1007    16541 SH       SOLE                    16541
Arvin Industries               COM              043339100     1238    32680 SH       SOLE                    32680
Bank One Corporation           COM              06423A103     1190    19987 SH       SOLE                    19987
Bank of America Corp.          COM              060505104      466     6353 SH       SOLE                     6353
BankBoston Corp.               COM              06605R106     1684    32930 SH       SOLE                    32930
Bergen Brunswig Corp. Cl A     COM              083739102      207    12000 SH       SOLE                    12000
Biogen Inc.                    COM              090597105      525     8160 SH       SOLE                     8160
Boeing Co.                     COM              097023105     1988    45190 SH       SOLE                    45190
CSG Systems Intl. Inc.         COM              126349109     2244    85700 SH       SOLE                    85700
Capital One Financial Corp.    COM              14040H105      835    15000 SH       SOLE                    15000
Carnival Corporation Cl A      COM              143658102     3455    71228 SH       SOLE                    71228
CenturyTel Inc.                COM              156700106      544    13693 SH       SOLE                    13693
Cigna                          COM              125509109      240     2700 SH       SOLE                     2700
Citigroup                      COM              172967101     2298    48371 SH       SOLE                    48371
Colgate Palmolive Co.          COM              194162103      749     7600 SH       SOLE                     7600
Comdisco Inc.                  COM              200336105     1580    61650 SH       SOLE                    61650
Conseco, Inc.                  COM              208464107     3597   118192 SH       SOLE                   118192
Countrywide Credit Inds. Inc.  COM              222372104     1599    37400 SH       SOLE                    37400
Deere & Co.                    COM              244199105     1160    29600 SH       SOLE                    29600
Dell Computer Corp.            COM              247025109      793    21420 SH       SOLE                    21420
EMC Corp./Mass                 COM              268648102      342     6220 SH       SOLE                     6220
Enron Corp.                    COM              293561106     1385    16942 SH       SOLE                    16942
F & M Natl Corp.               COM              302374103     1284    38700 SH       SOLE                    38700
Fannie Mae                     COM              313586109     1115    16331 SH       SOLE                    16331
Federated Dept. Stores         COM              31410H101      532    10050 SH       SOLE                    10050
Ford Motor Co.                 COM              345370100      258     4579 SH       SOLE                     4579
General Electric Co.           COM              369604103     3740    33100 SH       SOLE                    33100
Global Marine Inc.             COM              379352404      356    22950 SH       SOLE                    22950
Golden West Financial Corp.    COM              381317106      461     4700 SH       SOLE                     4700
Graco                          COM              384109104      270     9200 SH       SOLE                     9200
Hartford Finl. Services Group  COM              416515104      863    14800 SH       SOLE                    14800
Hewlett Packard Co.            COM              428236103      201     2000 SH       SOLE                     2000
Honeywell Inc.                 COM              438506107     1094     9440 SH       SOLE                     9440
Hughes Supply Inc.             COM              444482103      232     7800 SH       SOLE                     7800
Intel Corp.                    COM              458140100     2208    37110 SH       SOLE                    37110
Johnson & Johnson              COM              478160104     1848    18862 SH       SOLE                    18862
Lexmark Intl. Group Inc.       COM              529771107     1087    16600 SH       SOLE                    16600
Lockheed Martin Corp.          COM              539830109      508    13640 SH       SOLE                    13640
MCI Worldcom Inc.              COM              55268B106     2313    26878 SH       SOLE                    26878
May Dept. Stores Co.           COM              577778103      525    12846 SH       SOLE                    12846
Medtronic Inc.                 COM              585055106     1994    25600 SH       SOLE                    25600
Mercantile Bancorp Inc.        COM              587342106      949    16617 SH       SOLE                    16617
Merrill Lynch & Co. Inc.       COM              590188108      298     3750 SH       SOLE                     3750
Microsoft Corp.                COM              594918104     2200    24395 SH       SOLE                    24395
Mobil Corp.                    COM              607059102     1301    13170 SH       SOLE                    13170
Motorola Inc.                  COM              620076109     1163    12270 SH       SOLE                    12270
Northrop Grumman Corp.         COM              666807102      899    13554 SH       SOLE                    13554
Oracle Corp.                   COM              63889X105     1620    43627 SH       SOLE                    43627
Pepsico Inc.                   COM              713448108     1089    28140 SH       SOLE                    28140
Phillips Petroleum Co.         COM              718507106     1298    25800 SH       SOLE                    25800
Procter & Gamble Co.           COM              742718109     1000    11210 SH       SOLE                    11210
Raytheon Co. Class B           COM              755111408      636     9017 SH       SOLE                     9017
Reliance Group                 COM              759464100      200    26850 SH       SOLE                    26850
Ross Stores Inc.               COM              778296103      756    15000 SH       SOLE                    15000
Royal Dutch Petroleum Co.      COM              780257804      277     4596 SH       SOLE                     4596
Ryland Group                   COM              783764103     3288   110750 SH       SOLE                   110750
Schering Plough Corp.          COM              806605101     4937    94040 SH       SOLE                    94040
Schlumberger Ltd.              COM              806857108      685    10750 SH       SOLE                    10750
Schwab (Charles) Corp.         COM              808513105     1602    14700 SH       SOLE                    14700
Smithkline Beecham PLC         COM              832378301      886    13408 SH       SOLE                    13408
Sun Microsystems Inc.          COM              866810104     5160    74920 SH       SOLE                    74920
SuperValue Stores              COM              868536103      292    11300 SH       SOLE                    11300
Symantec                       COM              871503108      222     8700 SH       SOLE                     8700
Tandy Corp.                    COM              875382103      215     4400 SH       SOLE                     4400
Texas Instruments Inc.         COM              882508104      317     2200 SH       SOLE                     2200
Textron Inc.                   COM              883203101      708     8600 SH       SOLE                     8600
Time Warner Inc.               COM              887315109     2618    36050 SH       SOLE                    36050
USX Marathon Group             COM              902905827     1075    33000 SH       SOLE                    33000
United Technologies Corp.      COM              913017109      274     3800 SH       SOLE                     3800
VISX Inc.                      COM              92844S105      867    10955 SH       SOLE                    10955
Wachovia Corp.                 COM              929771103      380     4436 SH       SOLE                     4436
Wells Fargo & Co.              COM              949746101      804    18800 SH       SOLE                    18800
Whole Foods                    COM              966837106      207     4300 SH       SOLE                     4300